Trade and other payable (Detail) - ZAR (R) R in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Trade creditors	R 3,208.0	R 2,200.0	R 1,728.1
Accruals and other creditors	3,195.6	2,952.7	2,380.6
Other	1,335.9	7.2	18.5
Financial liabilities	7,739.5	5,159.9	4,127.2
Payroll creditors	1,898.2	1,465.3	1,253.5
Leave pay accrual	1,692.5	1,152.6	1,160.5
VAT payable	135.7	78.5	149.2
Total trade and other payables	11,465.9	R 7,856.3	R 6,690.4
Kroondal
Disclosure of operating segments [line items]
Other	R 1,227.8